Non-Controlling Interests (Details) $ in Thousands, € in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 03, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 01, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Non-Controlling Interests
Income allocated to IGH	$ 377,200		$ 20,300	$ 20,326	$ 65,665		$ 7,457
Non-controlling interests' share of equity		$ 349,936		944,030	349,936
Amortization period of license fee (in years)		9 years
Payable to Italian regulator		$ 899,475		$ 0	899,475
Italian Scratch & Win extension
Non-Controlling Interests
Amortization period of license fee (in years)		9 years		9 years
Payable to Italian regulator				$ 878,100				€ 750.0		€ 800.0
Payments for upfront license fee					$ 59,300	€ 50.0
VIE, primary beneficiary
Non-Controlling Interests
Capital contributions | €									€ 908.2		€ 908.2
Other non-current assets | VIE, primary beneficiary
Non-Controlling Interests
Capital contributions				$ 850,700				€ 770.0